Loans and Other Financing	12 Months Ended
Dec. 31, 2025
Disclosure of loans and other financing [abstract]
Loans and Other Financing

NOTE 10. LOANS AND OTHER FINANCING
The composition of the Loans and Other Financing portfolio as of the indicated dates is detailed below:

	12.31.25	12.31.24
Non-financial Public Sector	15,500,430	10,714,750
Financial Institutions	622,506,030	216,200,953
Loans	622,506,030	216,200,953
Non-financial Private Sector and Residents Abroad	24,838,393,044	19,578,791,997
Loans	24,303,384,802	19,081,325,437
Advances	991,035,406	824,033,399
Notes	6,995,472,679	5,167,009,079
Mortgage Loans	1,077,039,628	417,856,780
Pledge Loans	651,398,112	523,092,926
Personal Loans	2,951,576,717	2,319,865,727
Credit Card Loans	8,682,943,178	8,109,849,045
Other Loans	2,076,610,333	1,169,154,669
Accrued Interest, Adjustments and Quotation Differences Receivable	937,197,131	596,179,415
Documented Interest	(59,888,382)	(45,715,603)
Financial Leases	49,936,071	41,911,187
Other Financing	485,072,171	455,555,373
Less: Allowances	(2,202,958,387)	(878,351,113)
Total	23,273,441,117	18,927,356,587
Classification of Loans and Other Financing as per situation and guarantees received, is detailed in Schedule B.
The concentration of Loans and Other Financing is detailed in Schedule C.
The breakdown by maturity term of Loans and Other Financing is detailed in Schedule D.
The risk analysis for Loans and Other Financing is presented in Note 45.
Related parties information is disclosed in Note 51.